Fees and Expenses - OCM MUTUAL FUND	Mar. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the headings “Sales Charges” and “Reducing the Sales Charges” on page 10 of the Fund’s Prospectus and the heading “Shareholder Services” beginning on page 38 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	With respect to the Investor Class shares, you may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Investor	Atlas
(fees paid directly from your investment)	Class	Class
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	4.50%	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 3 months of purchase)	1.50%	1.50%
Exchange Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.65%	0.15%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	2.13%	1.63%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Investor Class	$656	$1,087	$1,543	$2,801
Atlas Class	$166	$ 514	$ 887	$1,933

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%